Summary of principal accounting policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Weighted average effective interest rate	21.00%		24.00%	23.00%
Balance at the beginning of year	¥ 169,833		¥ 244,151	¥ 142,156
Addition	1,758		3,445	115,387
Accretion of interest	31,196		37,806	32,097
Repayment	(69,738)		(115,569)	(45,489)
Derecognition	(24,496)
Balance at the end of year	108,553		169,833	¥ 244,151
Cumulative upfront fees	433,404		158,176
Amortized cumulative upfront fees	73,554		¥ 14,586
Gain on derecognition of financing payable and accounts payable	21,669	$ 3,142
Derecognition of related equipment on business winding-ups	2,785
Derecognition of outstanding upfront fee payable	6,917
Net gains recognized on business winding-ups	4,132
Terminated Arrangements [Member]
Derecognition	(24,496)
Derecognition of related equipment on termination of the arrangement	6,959
Gain on derecognition of financing payable and accounts payable	¥ 17,537